Financial Risk Management and Financial Instruments - Summary of Fair Value and Notional Amount of Foreign Exchange Forward Contracts Outstanding (Detail) - Foreign Exchange Derivative Instruments [member] - Cash flow hedges [member] - USD ($)
	Jun. 30, 2021	Jun. 30, 2020
Disclosure Of Fair Value And Notional Amount Of Foreign Exchange Forward Contracts Outstanding [Line Items]
Fair value of derivatives designated as cash flow hedges	$ 257,000	$ 0
Notional amount	$ 4,632,000	$ 0